DEBT - Financial Covenants Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022	Aug. 31, 2021
Debt Instrument [Line Items]
Minimum value percentage	130.00%
Minimum cash requirement	$ 20.0
Minimum cash requirement percentage	5.00%
Market adjusted equity	25.00%
Restricted cash	$ 72.9	$ 61.3
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	175.0			$ 175.0
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	$ 275.0		$ 275.0
Sale-leaseback
Debt Instrument [Line Items]
Minimum value percentage	115.00%
Principal amount	$ 85.0			$ 260.0